Loan Payable (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Aug. 04, 2023 USD ($)	Aug. 04, 2023 CNY (¥)
Loan Payable (Details) [Line Items]
Short-term bank loan	$ 276,997	¥ 2,000,000
Land Use Rights and Property Ownership [Member]
Loan Payable (Details) [Line Items]
Principal amount | ¥				¥ 11.49
Land Use Rights and Property Ownership [Member]
Loan Payable (Details) [Line Items]
Principal amount | $			$ 1.6